Exploration in operating units (Tables)	12 Months Ended
Dec. 31, 2024
Exploration in operating units
Schedule of detailed information about exploration and evaluation assets

This caption is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	549	988	2,036

Cost of exploration in operating units

Services provided by third parties	35,667	35,785	51,912
Consumption of materials and supplies	4,223	2,694	4,502
Direct labor	3,244	6,357	7,097
Short-term and low-value lease	3,097	1,791	5,016
Electricity and water	338	237	72
Transport	108	720	470
Maintenance and repair	40	66	211
Purchase of land	—	—	10,066
Other exploration rights	4,326	1,140	402
Total exploration in operating units	51,043	48,790	79,748
Final balance of finished goods and products in process	(708)	(549)	(1,408)
Write – off of products in process	—	—	420
Final balance of finished goods and products in process, net of depreciation and amortization	(708)	(549)	(988)
	50,884	49,229	80,796